Purchased services and sport rights expenses (Tables)	12 Months Ended
Dec. 31, 2024
Purchased services and sport rights expenses.
Schedule of reclassification of sport rights expenses

	Year-Ended
	December 31, 2023
	Previously
	reported in		Currently
in €‘000	Form 20-F	Reclassifications	reported
Purchased services and licenses (excluding depreciation and amortization)[1]	(205,876)	54,171	(151,705)
Depreciation and amortization[2]	(206,362)	160,018	(46,344)
Sport rights expenses	—	(214,189)	(214,189)

1 - This line is now “Purchased services” in the consolidated statement of profit or loss and other comprehensive income

2 - This line is now “Depreciation and amortization (excluding amortization of capitalized sport rights licenses)” in the consolidated statement of profit or loss and other comprehensive income

	Year-Ended
	December 31, 2022
	Previously
	reported in		Currently
in €‘000	Form 20-F	Reclassifications	reported
Purchased services and licenses (excluding depreciation and amortization)[1]	(175,997)	46,812	(129,185)
Depreciation and amortization[2]	(184,813)	140,200	(44,613)
Sport rights expenses	—	(187,012)	(187,012)

1 - This line is now “Purchased services” in the consolidated statement of profit or loss and other comprehensive income

2 - This line is now “Depreciation and amortization (excluding amortization of capitalized sport rights licenses)” in the consolidated statement of profit or loss and other comprehensive income

	Year-Ended
	December 31, 2023
	Previously
	reported in		Currently
in €‘000	Form 20-F	Reclassifications	reported
Amortization and impairment of intangible assets	201,620	(201,620)	—
Depreciation of property and equipment	14,596	(14,596)	—
Amortization of capitalized sport rights licenses	—	160,018	160,018
Depreciation and amortization (excluding amortization of capitalized sport rights licenses)	—	46,344	46,344
Impairment losses on goodwill and intangible assets	—	9,854	9,854
Net cash from operating activities	258,645	—	258,645

	Year-Ended
	December 31, 2022
	Previously
	reported in		Currently
in €‘000	Form 20-F	Reclassifications	reported
Amortization and impairment of intangible assets	172,831	(172,831)	—
Depreciation of property and equipment	11,982	(11,982)	—
Amortization of capitalized sport rights licenses	—	140,200	140,200
Depreciation and amortization (excluding amortization of capitalized sport rights licenses)	—	44,613	44,613
Net cash from operating activities	168,077	—	168,077

Summary of purchased services and licenses

	Years Ended December 31,
in €‘000	2024	2023	2022
Production costs	69,379	40,742	40,249
Ads costs and operational fees	40,115	32,049	27,665
Consultancy fees	24,120	27,694	19,426
Data journalist and freelancer fees	22,352	24,148	23,650
Variable service fees	8,854	6,251	5,505
Cost of materials and goods	2,808	13,682	3,207
Sales agents	2,042	2,694	2,987
Other costs	5,912	4,445	6,496
Total	175,582	151,705	129,185

Schedule of composition of sport rights expenses

	Years Ended December 31,
in €‘000	2024	2023	2022
Non-capitalized sport rights expenses	118,490	54,171	46,812
Amortization of capitalized sport rights	233,945	160,018	140,200
Total sport rights expenses	352,435	214,189	187,012